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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MILL ROAD CAPITAL MANAGEMENT LLC
Address: 382 GREENWICH AVENUE, SUITE ONE
         GREENWICH, CT 06830

Form 13F File Number: 028-14342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SCOTT SCHARFMAN
Title: MANAGEMENT COMMITTEE DIRECTOR
Phone: (203) 987-3500

Signature, Place, and Date of Signing:

/s/ Scott Scharfman               Greenwich, CT          November 14, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           25

Form 13F Information Table Value Total:     $115,438
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name

1     028-14344               MILL ROAD CAPITAL GP LLC

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        MILL ROAD CAPITAL MANAGEMENT LLC FORM 13F INFORMATION TABLE DATA

                                                                                                          COLUMN 8
                               COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7    VOTING AUTHORITY
COLUMN 1                       TITLE OF             VALUE   SHRS OR  SH/ PUT/  INVESTMENT   OTHER   ---------------------
NAME OF ISSUER                  CLASS     CUSIP   (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGER  SOLE SHARED   NONE
------------------------------ -------- --------- -------- --------- --- ---- ------------ -------- ---- ------ ---------
ASTRO-MED INC NEW              COM      04638F108      615    70,820 SH       SHARED-OTHER        1                70,820
ALLIED MOTION TECHNOLOGIES INC COM      019330109      823   124,735 SH       SHARED-OTHER        1               124,735
AMERICAN PAC CORP              COM      028740108    8,389   701,565 SH       SHARED-OTHER                        701,565
CACHE INC                      COM NEW  127150308    1,326   415,680 SH       SHARED-OTHER        1               415,680
CROWN CRAFTS INC               COM      228309100    4,861   785,333 SH       SHARED-OTHER        1               785,333
COLDWATER CREEK INC            COM      193068103    1,456 1,754,257 SH       SHARED-OTHER        1             1,754,257
DESTINATION MATERNITY CORP     COM      25065D100   23,918 1,279,026 SH       SHARED-OTHER        1             1,279,026
BARRY R G CORP OHIO            COM      068798107    9,453   641,286 SH       SHARED-OTHER                        641,286
AMBASSADORS GROUP INC          COM      023177108    4,383   811,624 SH       SHARED-OTHER        1               811,624
PHYSICIANS FORMULA HLDGS INC   COM      719427106   12,258 2,516,943 SH       SHARED-OTHER        1             2,516,943
GAIAM INC                      CL A     36268Q103    3,466   993,017 SH       SHARED-OTHER        1               993,017
GAMING PARTNERS INTL CORP      COM      36467A107    2,499   393,540 SH       SHARED-OTHER        1               393,540
HARVARD BIOSCIENCE INC         COM      416906105    3,481   822,869 SH       SHARED-OTHER                        822,869
HARRIS INTERACTIVE INC         COM      414549105    6,539 4,478,925 SH       SHARED-OTHER        1             4,478,925
LIFETIME BRANDS INC            COM      53222Q103    3,529   296,346 SH       SHARED-OTHER                        296,346
LYDALL INC DEL                 COM      550819106    7,224   512,672 SH       SHARED-OTHER                        512,672
LEARNING TREE INTL INC         COM      522015106    2,865   562,932 SH       SHARED-OTHER        1               562,932
MATERIAL SCIENCES CORP         COM      576674105    2,490   272,403 SH       SHARED-OTHER        1               272,403
MOD PAC CORP                   COM      607495108      128    28,601 SH       SHARED-OTHER        1                28,601
NATIONAL TECHNICAL SYS INC     COM      638104109   10,642 1,362,556 SH       SHARED-OTHER        1             1,362,556
SMTC CORP                      COM NEW  832682207    2,345   753,979 SH       SHARED-OTHER        1               753,979
SPARTON CORP                   COM      847235108      633    50,000 SH       SHARED-OTHER        1                50,000
SUMMER INFANT INC              COM      865646103      161    87,784 SH       SHARED-OTHER                         87,784
MANAGEMENT NETWORK GROUP INC   COM NEW  561693201    1,309   589,507 SH       SHARED-OTHER        1               589,507
UNIVERSAL ELECTRS INC          COM      913483103      645    36,700 SH       SHARED-OTHER                         36,700
                                                   115,438
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